Document and Entity Information	May 01, 2024
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Prospectus Date	Jan. 28, 2024
Dynamic Value Portfolio | Class R6
Prospectus:
Trading Symbol	MAADX
Dynamic Value Portfolio | Class A
Prospectus:
Trading Symbol	MAAUX
Dynamic Value Portfolio | Class C
Prospectus:
Trading Symbol	MAAOX
Dynamic Value Portfolio | Class I
Prospectus:
Trading Symbol	MAAQX